John Deere Owner Trust 2025			EXHIBIT 99.2
Statement to Certificateholders

$193,000,000 Class A-1 4.43300% Asset Backed Notes due March 16, 2026
$100,000,000 Class A-2A 4.23% Asset Backed Notes due March 15, 2028
$171,000,000 Class A-2B Floating Rate Asset Backed Notes due March 15, 2028
$231,000,000 Class A-3 4.23% Asset Backed Notes due September 17, 2029
$59,747,000 Class A-4 4.42% Asset Backed Notes due February 17, 2032
$19,352,434 Overcollateralization

One-Month SOFR as of the SOFR Determination Date:			4.14202%
Class A-2B interest rate:			4.43202%

Payment Date:			15-Dec-25

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(b)	Class A-2A Notes:	$6,689,879.05
		per $1,000 original principal amount:	$66.90

	(c)	Class A-2B Notes:	$11,439,693.17
		per $1,000 original principal amount:	$66.90

	(d)	Class A-3 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(e)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$18,129,572.22

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(ii) Class A-2A Notes:	$325,604.31
		per $1,000 original principal amount:	$3.26

		(iii) Class A-2B Notes:	$544,483.06
		per $1,000 original principal amount:	$3.18

		(iv) Class A-3 Notes:	$814,275.00
		per $1,000 original principal amount:	$3.53

		(v) Class A-4 Notes:	$220,068.12
		per $1,000 original principal amount:	$3.68

		(vi) Total:	$1,904,430.49

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$566,824,599.90

	(b)	Note Value at end of related Collection Period:	$542,292,607.75

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:	$19,352,434.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii) A-1 Note Pool Factor:	0.0000000

	(b)	(i) Outstanding Principal Amount of Class A-2A Notes:	$85,680,137.74
		(ii) A-2A Note Pool Factor:	0.8568014

	(c)	(i)	Outstanding Principal Amount of Class A-2B Notes:	$146,513,035.54
		(ii)	A-2B Note Pool Factor:	0.8568014

	(d)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$231,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(e)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$59,747,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:		$488,847.77
		(i)	per $1,000 original principal amount:	$0.60
	(b)	Amount of Servicing Fee earned:		$488,847.77
	(c)	Amount of Servicing Fee paid:		$488,847.77
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(6)	Amount of Administration Fee:			$100.00

(7)	Amount paid to Indenture Trustee:			$0.00

(8)	Amount paid to Owner Trustee:			$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees		$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees		$0.00

(10)	Amount paid to Certificateholder:			$1,167,790.55

(11)	(i)	Amount in Reserve Account:		$7,740,994.34
	(ii)	Specified Reserve Account Balance:		$7,740,994.34

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:		$8,340,015.36
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		1.47%

(13)	(i)	Aggregate amount of net losses for the collection period:		$486,926.61
	(ii)	Cumulative amount of net losses:		$1,078,032.51
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.13%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$168,924.16
		(ii)	% of Pool Balance:	0.03%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%